Financial Risk Management_Required Equity Capital Not Measured By Value At Risk(Details) - Kookmin Bank - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 133,248	₩ 100,691
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	112,153	98,235
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	19,756	1,646
Foreign exchange rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 1,339	₩ 810